BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS [Abstract]
BORROWINGS
17.	BORROWINGS

(a) Short-term borrowings

	As of December 31,
	2011	2012
	RMB	RMB
Short-term bank borrowings	1,808,032,066	1,917,630,796
Long-term bank borrowings-current portion (Note 17 (b))	392,000,000	328,000,000
Total short-term borrowings	2,200,032,066	2,245,630,796

The short-term bank borrowings outstanding as of December 31, 2011 and 2012 carried a weighted average interest rate of 5.38% and 5.41% per annum, respectively. The borrowings were for one year term and matured at various times. Proceeds from these short-term bank borrowings were for working capital purposes.

Included in the balance of short-term bank borrowings as of December 31, 2012 were borrowings of RMB22,749,052 and RMB28,731,021 which are denominated and repayable in EURO and USD, respectively.

As of December 31, 2012, Jiangxi Jinko had short-term bank borrowings of RMB134,991,426 which were only credit loans. As of December 31, 2012, Jiangxi I&E had short-term bank borrowings of RMB142,335,543 which were credit loans, including RMB49,855,701 which was guaranteed by Jiangxi Jinko. As of December 31, 2012, Zhejiang Jinko had short-term bank borrowings of RMB190,091,005 which were credit loans, including RMB170,091,005 was also guaranteed by Jiangxi Jinko and 20,000,000 was collateralized on certain land use rights. The net book value of the land use right under collaterals were RMB36,360,880.

As of December 31, 2012, Jiangxi Jinko had short-term bank borrowings of RMB30,000,000 which was collateralized on Jiangxi Jinko's fixed deposit of RMB30,000,000. As of December 31, 2012, Zhejiang Jinko had short-term bank borrowing of RMB36,500,000 which was collateralized on Zhejiang Jinko's fixed deposit of RMB40,300,000.

As of December 31, 2012, Jiangxi Jinko had short-term bank borrowings of RMB304,400,000 which were collateralized on certain land use rights, plants, equipments, including RMB70,000,000 which was guaranteed by the Shareholders, and RMB23,000,000 which was also guaranteed by the Shareholders and Zhejiang Jinko (Notes 24). The net book value of the land use rights, plant and equipments under collaterals were RMB141,339,404, RMB95,798,430 and RMB388,138,496 respectively.

As of December 31, 2012, Jiangxi Jinko had short-term bank borrowings of RMB140,000,000 which were collateralized on Jiangxi Jinko's inventories of RMB319,953,046. Included in these borrowings was RMB50,000,000 guaranteed by the Shareholders and Zhejiang Jinko (Notes 24).

As of December 31, 2012, Jiangxi Jinko had short-term bank borrowings of RMB17,000,000 collateralized on certain land use rights and buildings of Desun. In addition, this borrowing was also guaranteed by the Shareholders and Zhejiang Jinko (Note 24).

As of December 31, 2012, Jiangxi I&E had short-term bank borrowings of RMB92,051,818 which are collateralized on Jiangxi Jinko's certain equipments. The net book values of these assets under collaterals were RMB92,969,587 as of December 31, 2012 and were guaranteed by Shareholders and Jiangxi Jinko.

As of December 31, 2012 Jiangxi Jinko had short-term bank borrowings of RMB169,977,821 which was guaranteed by the Shareholders, including RMB119,977,821 was also guaranteed by Zhejiang Jinko. As of December 31, 2012 Jiangxi I&E had short-term bank borrowing of RMB86,225,000 which was guaranteed by the Shareholders, including RMB6,225,000 guaranteed by Jiangxi Jinko, RMB80,000,000 guaranteed by Zhejiang Jinko. As of December 31,2012, Zhejiang Jinko had short-term bank borrowings of RMB163,000,000 which was guaranteed by Jiangxi Jinko, including 80,000,000 was also guaranteed by the third-party.

As of December 31, 2012, Zhejiang Jinko had short-term bank borrowings of RMB25,000,000 which are collateralized on its certain equipments and guaranteed by Jiangxi Jinko. The net book values of these assets under collaterals were RMB95,977,919 as of December 31, 2012.

As of December 31, 2012, Zhejiang Jinko had short-term bank borrowings of RMB178,000,000 which are collateralized on its land use rights, plants and certain equipments. The net book values of these assets under collaterals were RMB 42,742,315, 108,925,069, and RMB 888,135,724, respectively, as of December 31, 2012.

As of December 31, 2012, Jiangxi Jinko had short-term borrowings of RMB196,418,183from Jiangxi Heji Investment Co., Ltd. which are interest free and without definite repayment term.

As of December 31, 2012, Jiangxi Materials had short-term borrowings of RMB11,640,000fromShangrao Hexing Co., Ltd. which are interest free and without definite repayment term.

Subsequent to December 31, 2012, the Company obtained additional short-term bank borrowings of RMB1,172,000,590, and repaid short-term bank borrowings of RMB1,060,710,938. These additional short-term bank borrowings were collateralized on part of the Company's letter of credit, land use right and buildings, equipments and were guaranteed by the Shareholders and Jiangxi Jinko.

(b) Long-term borrowings

	As of December 31,
	2011	2012
	RMB	RMB
Long-term bank borrowings	547,750,000	495,000,000
Less: Current portion	(392,000,000)	(328,000,000)
Deferred financing cost (Note 26(d))	(250,000)	-
Total long-term borrowings	155,500,000	167,000,000

Future principal repayments on the long-term borrowings are as follows:

Year ending December 31,	RMB
2013	328,000,000
2014	167,000,000
Total	495,000,000

In February2012, Jiangxi Jinko obtained a bank borrowing of RMB50,000,000 which is repayable in February 2014. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.98% as of December 31, 2012. Interest is payable monthly. The borrowing was collateralized on Jiangxi Jinko's equipments on net book value of RMB171,333,024 as of December 31, 2012.

In June 2012, Jiangxi Jinko obtained a bank borrowing of RMB90,000,000 which was due in June 2014. The borrowing carries a variable interest rate that is determined semi-annually with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.72% as of December 31, 2012. Interest is payable monthly. The borrowing was collateralized on Jiangxi Jinko's plants on net book value of RMB134,640,918, as of December 31, 2012.

In December 2012, Jiangxi Jinko obtained a bank borrowing of RMB27,000,000 which was due in December 2014. The borrowing carries a variable interest rate that is determined semi-annually with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.46% as of December 31, 2012. Interest is payable monthly. The borrowing was collateralized on Jiangxi Jinko's land use right with net book value of RMB99, 923,017 as of December 31, 2012.

In September 2011, Jiangxi Jinko obtained a bank borrowing of RMB13,000,000 which was repayable in installments from February 2013 to August 2014. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.4% as of December 31, 2012. Interest is payable quarterly. The borrowing was only credit loan.

In March 2010, Zhejiang Jinko obtained a bank borrowing of RMB10,000,000 which was due in March 2013. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.65% as of December 31, 2012. Interest is repayable monthly. The borrowing was collateralized on Zhejiang Jinko's equipments with net book value of RMB81,425,922 as of December 31, 2012. In additions to the collaterals, the borrowing is guaranteed by Jiangxi Jinko.

In May 2010, Zhejiang Jinko obtained a bank borrowing of RMB10,000,000 which is repayable in May 2013. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.65% as of December 31, 2012. Interest is repayable monthly. The borrowing was collateralized on Zhejiang Jinko's equipments with net book value of RMB81,425,922 as of December 31, 2012. In additions to the collaterals, the borrowing is guaranteed by Jiangxi Jinko.

From April 2011, Zhejiang Jinko entered into loan agreements with a group of PRC banks. Pursuant to these loan agreements, Zhejiang Jinko obtained bank borrowings of RMB 270,000,000 from a group of PRC banks of which are repayable in installments from June 2013 to December 2013. The borrowing carries a variable interest rate that is determined quarterly with repayable with reference to the prevailing base lending rate set by PBOC. The effective interest rates of the borrowings are at the range of 6.15% to 6.65% as of December 31, 2012. Interest is repayable monthly. The borrowing was collateralized on Zhejiang Jinko's land use rights, plants and certain equipments with net book value of RMB 42,742,315, RMB108,925,069 and RMB 888,135,724, respectively, as of December 31, 2012. In additions to the collaterals, the borrowing is guaranteed by Jiangxi Jinko.

In June 2011, Zhejiang Jinko obtained a bank borrowing of RMB 25,000,000 of which is repayable in December 2013. The borrowing carries a variable interest rate that is determined quarterly with repayable with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.4% as of December 31, 2012 Interest is repayable monthly. The borrowing was guaranteed by Jiangxi Jinko as of December 31, 2012.

Subsequent to December 31, 2012, the Company obtained additional long-term bank borrowings of RMB360,000,000 and repaid long-term bank borrowings of RMB28,000,000. These long-term bank borrowings are collateralized by certain of Jiangxi Jinko's equipments. These borrowings carry variable interest rates that are determined by reference to the prevailing base lending rate set by PBOC.